Basis of preparation - Additional information (Details) - USD ($)		3 Months Ended		6 Months Ended
	Jun. 04, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Disclosure of associates [line items]
Treasury stock (in shares)		1,548,303		1,548,303
Shares issued (in shares)		1,500,000
Share issue related cost				$ 149,000
Aggregate proceeds				$ 0	$ 244,213,000
ATM Facility
Disclosure of associates [line items]
Aggregate proceeds	$ 200,000,000.0
Overland ADCT BioPharma
Disclosure of associates [line items]
Proportion of ownership interest in joint venture			49.00%